Derivative Financial Instruments - Disclosure of Open Position at the Reporting Date (Details) R / kg in Thousands, $ in Millions	Jun. 30, 2020 USD ($) R / $ $ / oz R / kg oz	Apr. 01, 2020 oz
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)		63,400
US$ Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	87,000
US$ Gold Hedging Contracts | Cash flow hedges | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	12,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	10,000
US$ Gold Hedging Contracts | Cash flow hedges | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	5,000
Zero cost collars
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 511
Zero cost collars | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.81
Zero cost collars | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.09
Zero cost collars | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 116
Zero cost collars | FY21 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.36
Zero cost collars | FY21 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.45
Zero cost collars | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 115
Zero cost collars | FY21 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.40
Zero cost collars | FY21 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.58
Zero cost collars | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 99
Zero cost collars | FY21 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.44
Zero cost collars | FY21 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.62
Zero cost collars | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 65
Zero cost collars | FY21 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	15.91
Zero cost collars | FY21 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.28
Zero cost collars | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 47
Zero cost collars | FY22 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.32
Zero cost collars | FY22 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.90
Zero cost collars | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 42
Zero cost collars | FY22 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	16.93
Zero cost collars | FY22 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	18.54
Zero cost collars | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 27
Zero cost collars | FY22 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	17.99
Zero cost collars | FY22 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	19.65
Zero cost collars | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Zero cost collars | FY22 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Zero cost collars | FY22 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Forward contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 183
Price of derivative instrument at fair value through profit and loss | R / $	16.38
Forward contracts | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 66
Price of derivative instrument at fair value through profit and loss | R / $	15.83
Forward contracts | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 44
Price of derivative instrument at fair value through profit and loss | R / $	15.82
Forward contracts | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 35
Price of derivative instrument at fair value through profit and loss | R / $	16.13
Forward contracts | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 12
Price of derivative instrument at fair value through profit and loss | R / $	16.93
Forward contracts | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 9
Price of derivative instrument at fair value through profit and loss | R / $	18.18
Forward contracts | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 9
Price of derivative instrument at fair value through profit and loss | R / $	18.41
Forward contracts | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 8
Price of derivative instrument at fair value through profit and loss | R / $	18.71
Forward contracts | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, notional amount | $	$ 0
Price of derivative instrument at fair value through profit and loss | R / $	0.00
Rand Gold Derivative Contracts
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	24,000
Rand Gold Derivative Contracts | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	8,000
Rand Gold Derivative Contracts | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	8,000
Rand Gold Derivative Contracts | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	8,000
Rand Gold Derivative Contracts | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Rand Gold Derivative Contracts | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Rand Gold Derivative Contracts | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Rand Gold Derivative Contracts | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Rand Gold Derivative Contracts | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
Rand Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	743
Rand Gold Hedging Contracts | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	673
Rand Gold Hedging Contracts | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	679
Rand Gold Hedging Contracts | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	691
Rand Gold Hedging Contracts | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	737
Rand Gold Hedging Contracts | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	806
Rand Gold Hedging Contracts | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	851
Rand Gold Hedging Contracts | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	950
Rand Gold Hedging Contracts | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | R / kg	1,037
Rand Gold Hedging Contracts | Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	446,000
Rand Gold Hedging Contracts | Cash flow hedges | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	80,000
Rand Gold Hedging Contracts | Cash flow hedges | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	78,000
Rand Gold Hedging Contracts | Cash flow hedges | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	77,000
Rand Gold Hedging Contracts | Cash flow hedges | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	71,000
Rand Gold Hedging Contracts | Cash flow hedges | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	61,000
Rand Gold Hedging Contracts | Cash flow hedges | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	44,000
Rand Gold Hedging Contracts | Cash flow hedges | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	25,000
Rand Gold Hedging Contracts | Cash flow hedges | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument (oz)	10,000
US$ Gold Hedging Contracts
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,543
US$ Gold Hedging Contracts | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,413
US$ Gold Hedging Contracts | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,442
US$ Gold Hedging Contracts | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,489
US$ Gold Hedging Contracts | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,521
US$ Gold Hedging Contracts | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,561
US$ Gold Hedging Contracts | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,606
US$ Gold Hedging Contracts | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,710
US$ Gold Hedging Contracts | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Price of hedging instrument | $ / oz	1,760
Total Gold
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	557,000
Total Gold | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	100,000
Total Gold | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	98,000
Total Gold | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	97,000
Total Gold | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	83,000
Total Gold | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	73,000
Total Gold | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	56,000
Total Gold | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	35,000
Total Gold | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	15,000
US$/silver
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	1,600,000
US$/silver | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.91
US$/silver | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	19.41
US$/silver | FY21 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	360,000
US$/silver | FY21 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.47
US$/silver | FY21 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.92
US$/silver | FY21 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	340,000
US$/silver | FY21 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.87
US$/silver | FY21 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	19.37
US$/silver | FY21 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	300,000
US$/silver | FY21 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.01
US$/silver | FY21 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	19.50
US$/silver | FY21 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	270,000
US$/silver | FY21 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.17
US$/silver | FY21 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	19.70
US$/silver | FY22 Q1
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	230,000
US$/silver | FY22 Q1 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.21
US$/silver | FY22 Q1 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	19.75
US$/silver | FY22 Q2
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	90,000
US$/silver | FY22 Q2 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	17.86
US$/silver | FY22 Q2 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	19.44
US$/silver | FY22 Q3
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	10,000
US$/silver | FY22 Q3 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	18.40
US$/silver | FY22 Q3 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	20.15
US$/silver | FY22 Q4
Disclosure of detailed information about financial instruments [line items]
Derivative, Nonmonetary Notional Amount	0
US$/silver | FY22 Q4 | Floor
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00
US$/silver | FY22 Q4 | Cap
Disclosure of detailed information about financial instruments [line items]
Price of derivative instrument at fair value through profit and loss | $ / oz	0.00